Organization and Principal Activities - Summary of Major Subsidiaries, VIE and VIE's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
Subsidiaries | AiHuiShou International Company Limited
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Jan. 13, 2012
Place of incorporation/ establishment	Hong Kong
Percentage of direct/indirect ownership	100.00%
Subsidiaries | Shanghai Aihui Trading Co., Ltd (“Shanghai Aihui”)
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Aug. 16, 2012
Place of incorporation/ establishment	Mainland China
Percentage of direct/indirect ownership	100.00%
Subsidiaries | AHS Device Hong Kong Limited
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Mar. 08, 2017
Place of incorporation/ establishment	Hong Kong
Percentage of direct/indirect ownership	100.00%
VIE and VIE’s Subsidiaries | Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd. (Previously Shanghai Yueyee Network Information Technology Co., Ltd) (“Shanghai Yueyee” or “Shanghai Wanwuxinsheng”)
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	May 21, 2010
Place of incorporation/ establishment	Mainland China
VIE and VIE’s Subsidiaries | Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Sep. 06, 2015
Place of incorporation/ establishment	Mainland China
Percentage of direct/indirect ownership	100.00%
VIE and VIE’s Subsidiaries | Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)
Organization And Principal Activities [Line Items]
Date of incorporation/ establishment	Jun. 23, 2017
Place of incorporation/ establishment	Mainland China
Percentage of direct/indirect ownership	100.00%